TRADE AND OTHER RECEIVABLES (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Summary of Trade and Other Receivables

	As At June 30,	As At December 31,
	2022	2021
Current
Trade receivables, net	7,827	4,003
Other receivables	373	129
Deposits	226	121
Prepayments	530	1,244
	8,956	5,497

	As At June 30,	AS AT December 31,
	2022	2021
Trade receivables, gross	8,514	4,145
Credit loss allowance	(687)	(142)
Trade receivables, net	7,827	4,003